Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of estimated oil and natural gas proved reserves and technical volumes - (Detail)	Dec. 31, 2019 MMBbls Bcf	Dec. 31, 2018 MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf
Proved Reserves [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	70.8	27.1	12.0	15.0
Proved Reserves [Member] | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf	172.0	103.4	51.0	53.2
Proved Reserves [Member] | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	30.6	18.4	9.1	9.5
Argentina [Member] | Proved Reserves [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	30.2	27.1
PROVED Undeveloped	40.6	7.1
Total proved reserves (developed and undeveloped)	70.8	34.2
Argentina [Member] | Proved Reserves [Member] | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf	108.0	103.4
PROVED Undeveloped | Bcf	64.0	28.2
Total proved reserves (developed and undeveloped) | Bcf	172.0	131.6
Argentina [Member] | Proved Reserves [Member] | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed	19.2	18.4
PROVED Undeveloped	11.4	5.0
Total proved reserves (developed and undeveloped)	30.6	23.4
Argentina [Member] | Technical volumes [Member] | Crude oil, condensate and natural gas liquids [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed			12.0
PROVED Undeveloped			2.4
Total proved reserves (developed and undeveloped)			14.4
Argentina [Member] | Technical volumes [Member] | Consumption plus Natural Gas sales in BCF [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed | Bcf			51.0
PROVED Undeveloped | Bcf			17.6
Total proved reserves (developed and undeveloped) | Bcf			68.6
Argentina [Member] | Technical volumes [Member] | Consumption plus Natural Gas sales in MMBBL [Member]
Disclosure Of Estimated Oil And Natural Gas Proved Reserves And Technical Volumes [Line Items]
PROVED Developed			9.1
PROVED Undeveloped			3.1
Total proved reserves (developed and undeveloped)			12.2